Cover	Mar. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2021
Entity File Number	1-16671
Entity Registrant Name	AmerisourceBergen Corp
Entity Central Index Key	0001140859
Entity Tax Identification Number	23-3079390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 Morris Drive
Entity Address, City or Town	Chesterbrook
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087-5594
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ABC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false